Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Guarantees [Abstract]
Commitments to Extend Credit and Other Commitments	The following table presents our outstanding commitments to extend credit along with significant other commitments as of December 31, 2019 and 2018, respectively.

Table 95: Commitments to Extend Credit and Other Commitments

In millions	December 31 2019	December 31 2018
Commitments to extend credit
Total commercial lending	$131,762	$120,165
Home equity lines of credit	16,803	16,944
Credit card	30,862	27,100
Other	6,162	5,069
Total commitments to extend credit	185,589	169,278
Net outstanding standby letters of credit (a)	9,843	8,655
Reinsurance agreements (b)	1,393	1,549
Standby bond purchase agreements (c)	1,295	1,000
Other commitments (d)	1,498	1,130
Total commitments to extend credit and other commitments	$199,618	$181,612

(a)	Net outstanding standby letters of credit include $4.1 billion and $3.7 billion at December 31, 2019 and 2018, respectively, which support remarketing programs.

(b)
Represents aggregate maximum exposure up to the specified limits of the reinsurance contracts provided by our wholly-owned captive insurance subsidiary. These amounts reflect estimates based on availability of financial information from insurance carriers. As of December 31, 2019, the aggregate maximum exposure amount comprised $1.3 billion for accidental death & dismemberment contracts and $.1 billion for credit life, accident & health contracts. Comparable amounts at December 31, 2018 were $1.3 billion and $.2 billion, respectively.

(c)	We enter into standby bond purchase agreements to support municipal bond obligations.

(d)	Includes $.6 billion and $.5 billion related to investments in qualified affordable housing projects at December 31, 2019 and 2018, respectively.